Guarantees,Commitments,And Contingencies (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of Companys purchase obligations of future period [Abstract]
Summary of Companys purchase obligations of future period	The Company has purchase obligations over the next three years as follows:

2023	$775,339

2024	19,306

2025	1,005